SHORT-TERM AND LONG-TERM BORROWINGS - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Sep. 04, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)	Jun. 26, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 19, 2024 CNY (¥)	Dec. 27, 2023 CNY (¥)	Apr. 27, 2023 CNY (¥)	Apr. 24, 2023 CNY (¥)
SHORT-TERM AND LONG-TERM BORROWINGS
Repayment of short-term borrowings		¥ 170,000	$ 24,310	¥ 39,800	¥ 20,000
Proceeds from short-term borrowings		157,500	22,522	110,000	39,800
Repayment of long-term borrowings		138,500	$ 19,805	185,500	4,000
Secured bank loan on April 27, 2023
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount														¥ 80,000
Annual principal repayment		76,500		2,000	1,500
Repayment of long-term borrowings					1,500
Secured bank loan on May, 2024
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount											¥ 75,000
Annual principal repayment		2,000		1,500			¥ 71,500
Repayment of long-term borrowings				1,500
Unsecured bank loan on April 24, 2023
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount															¥ 50,000
Annual principal repayment		42,500		5,000	2,500
Repayment of long-term borrowings				5,000	¥ 2,500
Unsecured bank loan on December 27, 2023, one
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount													¥ 100,000
Unsecured bank loan on December 27, 2023, two
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount													¥ 100,000
Unsecured bank loan on April 19, 2024
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount												¥ 43,000
Annual principal repayment		3,000					40,000
Repayment of long-term borrowings	¥ 3,000
Unsecured bank loan on June 26, 2024
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount										¥ 10,000
Annual principal repayment		3,500		500			6,000
Repayment of long-term borrowings				500
Unsecured bank loan on July 31, 2024
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount									¥ 10,000
Annual principal repayment		2,000					8,000
Unsecured bank loan on September 4, 2025
SHORT-TERM AND LONG-TERM BORROWINGS
Loan face amount								¥ 10,000
Annual principal repayment						¥ 8,000	¥ 2,000
Line of credit
SHORT-TERM AND LONG-TERM BORROWINGS
Unused line of credits		32,500
Secured bank loans
SHORT-TERM AND LONG-TERM BORROWINGS
Short term borrowings		97,500		¥ 110,000
Repayment of short-term borrowings		170,000
Proceeds from short-term borrowings		¥ 157,500